Intangible assets	12 Months Ended
Dec. 31, 2013
Intangible assets
Note 7.	Intangible assets

The following tables summarize intangible assets by categories for the periods presented:

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life
Customer relationships	$15,600	$(6,304)	9,296	4.0 years
Developed technology	25,821	(12,133)	13,688	4.0 years
Software	18,208	(7,737)	10,471	5.0 years
Brand and domain names and other intangibles	9,867	(2,418)	7,449	6.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$69,799	$(28,592)	41,207

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life
Customer relationships	$26,204	$(9,971)	$16,233	4.2 years
Developed technology	42,878	(19,443)	23,435	4.7 years
Software	23,687	(11,748)	11,939	4.5 years
Brand and domain names and other intangibles	11,046	(3,379)	7,667	5.3 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$104,118	$(44,541)	$59,577

The major additions, other than acquisitions through business combination, related to a new customer platform.

Amortization expense was $ 6,501, $11,250 and $16,814 in the year ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2012 and 2013, intangible assets with a carrying value of $17,928 and $23,195 respectively, have been pledged as collateral to the long term debt (Note 12).

Total future amortization expense for intangible assets that have definite lives, based upon the Company’s existing intangible assets and their current estimated useful lives as of December 31, 2013, is estimated as follows:

2014	$19,961
2015	15,832
2016	11,385
2017	7,578
2018	3,814
Thereafter	704

Total	$59,274

During the financial year 2012, the Company recorded an impairment loss on software of $71 as a result of a restructuring.